Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical location
Property, plant and equipment.	$ 7,421	$ 7,615	$ 6,848
UK
Disclosure of geographical location
Property, plant and equipment.	1,605	1,455	1,026
Sweden
Disclosure of geographical location
Property, plant and equipment.	1,456	1,508	1,142
US
Disclosure of geographical location
Property, plant and equipment.	2,844	3,055	3,233
Rest of the world
Disclosure of geographical location
Property, plant and equipment.	$ 1,516	$ 1,597	$ 1,447